Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization and Business Operations
Organization and Business Operations

Note 1 — Organization and Business Operations

MultiSensor AI Holdings, Inc. (“MSAI”, “the Company”, “we” or “our”) and its wholly owned subsidiaries manufacture and distribute multi-sensor systems (hardware and software) for thermographic and other use in a variety of industrial applications. The Company also provides on-prem and cloud-based software and services, including training, calibration, and repairs for its customers. The Company’s customers operate in the distribution and logistics, manufacturing, utility and oil and gas sectors.

The Company is domiciled in Delaware and is a C corporation for tax purposes.

Business Prior to the Business Combination

Prior to the Business Combination, the Company as a corporate entity was SportsMap Tech Acquisition Corp. (“Legacy SMAP”), and the Company’s sponsor was SportsMap, LLC (the “Sponsor”). The registration statement for Legacy SMAP’s initial public offering (“IPO”) was declared effective on October 18, 2021 (the “Effective Date”). On October 21, 2021, Legacy SMAP consummated the IPO of 11,500,000 units (the “Units” and, with respect to the Common stock included in the Units being offered, the “public shares”) at $10.00 per Unit, including the full exercise of the underwriters’ over-allotment of 1,500,000 units, generating gross proceeds to Legacy SMAP of $115,000.

Simultaneously with the consummation of the IPO, Legacy SMAP consummated the private placement of 675,000 Units at a price of $10.00 per Unit to the Sponsor and the representative of the underwriters and/or certain of their designees or affiliates, generating gross proceeds to Legacy SMAP of $6,750.

Transaction costs for Legacy SMAP’s IPO amounted to $2,823, consisting of $2,300 of underwriting commissions and $523 of other offering costs. Of these transaction costs, $2,687 was charged to temporary equity and $137 was charged to additional paid-in capital. All activity for the period from October 21, 2021 (inception) through December 18, 2023, was related to the Company’s formation and IPO, the closing of the IPO, identifying a target company for an initial business combination, and consummating the Business Combination (described below). Legacy SMAP generated non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO.

Business Combination Agreement

On December 19, 2023, Legacy SMAP, through its subsidiary ICH Merger Sub Inc. (“Merger Sub”), and Infrared Cameras Holdings Inc (“Legacy ICI”), all of them Delaware corporations, consummated the closing of the transactions contemplated by the Business Combination Agreement, initially entered on December 5, 2022, by and among Legacy SMAP, Legacy ICI, and Merger Sub (the “Business Combination”).

Pursuant to the terms of the Business Combination Agreement, a merger of Legacy SMAP and Legacy ICI was effected by the merger of Merger Sub with and into Legacy ICI, with Legacy ICI surviving the Merger as a wholly-owned subsidiary of Legacy SMAP. As a result of the consummation of the Business Combination, Legacy SMAP changed its name from “SportsMap Tech Acquisition Corp.” to “Infrared Cameras Holdings, Inc.” (“ICI”). In February 2024, ICI changed its name to “MultiSensor AI Holdings, Inc.”

Pursuant to the Business Combination Agreement, at the effective time of the Business Combination, (i) each outstanding share of Legacy ICI common stock was converted into the right to receive a number of shares of Company common stock equal to the Exchange Ratio (as defined below), and (ii) each Legacy ICI option, restricted stock unit, restricted stock award that was outstanding immediately prior to the closing of the Business Combination (and by its terms did not terminate upon the closing of the Business Combination) remained outstanding and (x) in the case of options, represented the right to purchase a number of shares of Company common stock equal to the number of shares of Legacy ICI’s common stock subject to such option multiplied by the Exchange Ratio used for Legacy ICI common stock (rounded down to the nearest whole share) at an exercise price per share equal to the exercise price per share for such option divided by the Exchange Ratio (rounded up to the nearest whole cent) and (y) in the case of restricted stock units and restricted stock awards, represented a number of shares of Company common stock equal to the number of shares of Legacy

ICI’s common stock subject to such restricted stock unit or restricted stock award multiplied by the Exchange Ratio (rounded down to the nearest whole share).

The Exchange Ratio was 10.2776 of a share of Company common stock per fully diluted share of Legacy ICI common stock.

On December 19, 2023, the Company received $2,137 held in Legacy SMAP’s trust account net of redemptions. Transaction costs related to the issuance of the trust shares were $3,910.

Note 1 — Organization and Business Operations

MultiSensor AI Holdings, Inc. (“MSAI”, “the Company”, “we” or “our”) and its wholly owned subsidiaries manufacture and distribute multi-sensor systems (hardware and software) for thermographic and other use in a variety of industrial applications. The Company also provides on-prem and cloud-based software and services, including training, calibration, and repairs for its customers. The Company’s customers operate in the distribution and logistics, manufacturing, utility and oil and gas sectors.

The Company is domiciled in Delaware and is a C corporation for tax purposes.

Business Prior to the Business Combination

Prior to the Business Combination, the Company as a corporate entity was SportsMap Tech Acquisition Corp. (“Legacy SMAP”), and the Company’s sponsor was SportsMap, LLC (the “Sponsor”). The registration statement for Legacy SMAP’s initial public offering (“IPO”) was declared effective on October 18, 2021 (the “Effective Date”). On October 21, 2021, Legacy SMP consummated the IPO of 11,500,000 units (the “Units” and, with respect to the Common stock included in the Units being offered, the “public shares”) at $10.00 per Unit, including the full exercise of the underwriters’ over-allotment of 1,500,000 units, generating gross proceeds to Legacy SMAP of $115,000.

Simultaneously with the consummation of the IPO, Legacy SMAP consummated the private placement of 675,000 Units at a price of $10.00 per Unit to the Sponsor and the representative of the underwriters and/or certain of their designees or affiliates, generating gross proceeds to Legacy SMAP of $6,750.

Transaction costs for Legacy SMAP’s IPO amounted to $2,823, consisting of $2,300 of underwriting commissions and $523 of other offering costs. Of these transaction costs, $2,687 was charged to temporary equity and $137 was charged to additional paid-in capital. All activity for the period from October 21, 2021 (inception) through December 18, 2023 related to the Company’s formation and IPO, subsequent to closing of the IPO, and identifying a target company for an initial business combination, and consummating the Business Combination (described below). Legacy SMAP generated non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO.

Business Combination Agreement and Related Financing

On December 19, 2023, Legacy SMAP, through its subsidiary ICH Merger Sub Inc. (“Merger Sub”), and Infrared Cameras Holdings Inc (“Legacy ICI”), all of them Delaware corporations, consummated the closing of the transactions contemplated by the Business Combination Agreement, initially entered on December 5, 2022, by and among Legacy SMAP, Legacy ICI, and Merger Sub (the “Business Combination”).

Pursuant to the terms of the Business Combination Agreement, a merger of Legacy SMAP and Legacy ICI was effected by the merger of Merger Sub with and into Legacy ICI, with Legacy ICI surviving the Merger as a wholly-owned subsidiary of Legacy SMAP. As a result of the consummation of the Business Combination, Legacy SMAP changed its name from “SportsMap Tech Acquisition Corp.” to “Infrared Cameras Holdings, Inc.” (“ICI”). In February 2024, ICI changed its name to MultiSensor AI Holdings, Inc.”

Pursuant to the Business Combination Agreement, at the effective time of the Business Combination, (i) each outstanding share of Legacy ICI common stock was converted into the right to receive a number of shares of Company common stock equal to the Exchange Ratio (as defined below), and (ii) each Legacy ICI option, restricted stock unit, restricted stock award that was outstanding immediately prior to the closing of the Business Combination (and by its terms did not terminate upon the closing of the Business Combination) remained outstanding and (x) in the case of options, represented the right to purchase a number of shares of Company common stock equal to the number of shares of Legacy ICI’s common stock subject to such option multiplied by the Exchange Ratio used for Legacy ICI common stock (rounded down to the nearest whole share) at an exercise price per share equal to the exercise price per share for such option divided by the Exchange Ratio (rounded up to the nearest whole cent) and (y) in the case of restricted stock units and restricted stock awards, represented a number of shares of Company common stock equal to the number of shares of Legacy

ICI’s common stock subject to such restricted stock unit or restricted stock award multiplied by the Exchange Ratio (rounded down to the nearest whole share).

The Exchange Ratio was 10.2776 of a share of Company common stock per fully diluted share of Legacy ICI common stock.

On December 19, 2023, the Company received $2,137 held in Legacy SMAP’s trust account net of redemptions. Transaction costs related to the issuance of the trust shares were $3,910.